CASH FLOW INFORMATION	12 Months Ended
Jul. 31, 2019
Supplemental Cash Flow Elements [Abstract]
CASH FLOW INFORMATION

9. CASH FLOW INFORMATION:

For purposes of reporting cash flows, the Company considers cash equivalents to consist of short-term highly liquid investments with maturities of three months or less, which are readily convertible into cash. The following is a reconciliation of the Company’s cash and cash equivalents and restricted cash to the total presented on the consolidated statement of cash flows:

	July 31,
	2019	2018
Cash and cash equivalents	$4,117,647	$5,255,073
Restricted cash, tenant security deposits	859,674	1,332,671
Restricted cash, escrow	258,563	258,399
Restricted cash, other	27,840	33,480
	$5,263,724	$6,879,623

Amounts in restricted cash primarily consist of cash held in bank accounts for tenant security deposits, amounts set aside in accordance with certain loan agreements, and security deposits with landlords and utility Companies.

Supplemental disclosures:

	July 31,
	2019	2018
Interest paid, net of capitalized interest of $77,880 (2019), and $37,471 (2018)	$115,657	$211,092
Income taxes paid	$—	$36,494